Government assistance (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Government assistance
Government assistance resulting from the canada emergency wage subsidy	$ 0	$ 0	$ 402,000